Prepayment and OTHER CURRENT ASSETS, NET - Schedule of Prepayment and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Loan receivable	[1]	$ 4,595,623	$ 4,182,031
Prepaid input VAT		0	1,088
Other unit receivable	[2]	5,194,172
Deposits and others		17,292	1,147,517
Subtotal		9,807,087	5,330,636
Allowance for credit losses		0	(1,155,768)	$ (1,155,768)
Total prepayment and other current assets, net		$ 9,807,087	$ 4,174,868

[1]	In 2021, the Company entered into a loan agreement to lend $400,000 to AGM Group Ltd. In April 2022, the Company extended an additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 on April 4, 2023. The loan was further extended to December 31, 2026 on December 5, 2025. As of December 31, 2025, the outstanding loan balance due from AGM Group Ltd. was $950,000. During the year ended December 31, 2025, the Company recognized interest income of $13,500 in connection with this loan.
[2]	Other unit receivables primarily consisted of amounts due from Nanjing Lucun, a former subsidiary of the Company that was disposed of on May 7, 2025, which remained outstanding as of the balance sheet dates.